STOCKHOLDERS' EQUITY (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	3,555,500	1,844
Weighted Average Remaining Contractual Life (in years)	9 years 8 months 26 days
Weighted Average Exercise Price	$ 1.55	$ 1,544.37
Number Exercisable (in shares)	0
Exercisable Weighted Average Exercise Price	$ 0
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		1,844	2,528
Weighted Average Exercise Price		$ 1,544	$ 9,588
Number Exercisable (in shares)		1,129
Exercisable Weighted Average Exercise Price		$ 2,339
Equity Incentives Plan Two [Member] | Exercise Prices Range 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		1,686
Weighted Average Remaining Contractual Life (in years)		8 years 2 months 26 days
Weighted Average Exercise Price		$ 509
Number Exercisable (in shares)		971
Exercisable Weighted Average Exercise Price		$ 647
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 4,622
Equity Incentives Plan Two [Member] | Exercise Prices Range 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		16
Weighted Average Remaining Contractual Life (in years)		3 years 5 months 23 days
Weighted Average Exercise Price		$ 8,190
Number Exercisable (in shares)		16
Exercisable Weighted Average Exercise Price		$ 8,190
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		4,622
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 9,244
Equity Incentives Plan Two [Member] | Exercise Prices Range 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		85
Weighted Average Remaining Contractual Life (in years)		4 years 2 months 23 days
Weighted Average Exercise Price		$ 9,794
Number Exercisable (in shares)		85
Exercisable Weighted Average Exercise Price		$ 9,794
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		9,244
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 13,866
Equity Incentives Plan Two [Member] | Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		18
Weighted Average Remaining Contractual Life (in years)		5 years 8 months 8 days
Weighted Average Exercise Price		$ 15,697
Number Exercisable (in shares)		18
Exercisable Weighted Average Exercise Price		$ 15,697
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		13,866
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 18,488
Equity Incentives Plan Two [Member] | Exercise Prices Range 5 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)		39
Weighted Average Remaining Contractual Life (in years)		5 years 7 months 10 days
Weighted Average Exercise Price		$ 19,099
Number Exercisable (in shares)		39
Exercisable Weighted Average Exercise Price		$ 19,099
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		18,488
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 23,110